Income taxes - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Provisional tax expense (benefit)	$ (710)
Operating Loss Carryforwards [Line Items]
Repatriation tax	723
Earnings attributable to foreign subsidiaries that have permanently reinvested abroad	200
Deemed repatriation	40
Tax reserves	128	$ 146	$ 649	$ 669
Impact on effective tax rate if tax reserves were unnecessary	128
Accrued interest, related to income taxes in the balance sheet	17
Additional tax expense related to interest	12	$ 2
Reasonably possible decrease in uncertain tax positions within the next 12 months, if a re-evaluation is required	7
Germany
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 145